UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2007 to June 30, 2008

Proxy Voting Record for the Reporting Period from July 1, 2007 to June 30, 2008

        Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Aceto Corporation	ACET	004446100	12/06/2007	1. Election of Directors
				2. Approval of 2007 Long-Term
				Performance Incentive Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Acorn Factor, Inc.	ACFN	004848107	12/05/2007	1. Election of Directors

ADDvantage Technologies Group, Inc.	AEY	006743306	03/06/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

AeroCentury Corp.	ACY	007737109	05/01/2008	1. Election of Directors
				2. Approval of Amendment to Amended
				and Restated Certificate of
				Incorporation to Increase Number
				of Authorized Shares
				3. Ratification of Independent
				Registered Public Accounting Firm

Alliant Energy Corporation	LNT	018802108	05/15/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Allied Healthcare Products, Inc.	AHPI	019222108	11/08/2007	1. Election of Directors

Allied Motion Technologies Inc.	AMOT	019330109	05/01/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

America Service Group Inc.	ASGR	02364L109	06/11/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

American Bio Medica Corporation	ABMC	024600108	06/17/2008	1. Election of Directors

American Software, Inc.	AMSWA	029683109	08/20/2007	1. Election of Directors
				2. Approval of Amendment to 2001
				Stock Option Plan to Increase
				Number of Shares Subject to
				Options

American Technology Corporation	ATCO	030145205	05/14/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

ARI Network Services, Inc.	ARIS	001930205	12/20/2007	1. Election of Directors
				2. Approval of Amendment to 2000
				Stock Option Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Ashworth, Inc.	ASHW	04516H101	05/29/2008	1. Election of Directors
				2. Approval of Amendments to
				Amended and Restated 2000 Equity
				Incentive Plan to Increase
				Available Shares, Extend Term
				and Re-Approve Performance Goals
				3. Ratification of Independent
				Registered Public Accounting Firm

Astro-Med, Inc.	ALOT	04638F108	05/13/2008	1. Election of Directors

AXT, Inc.	AXTI	0246W103	05/20/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Baldwin Technology Company, Inc.	BLD	058264102	11/13/2007	1. Election of Directors
				2. Approval of Amendment to
				Restated Certificate of
				Incorporation to Authorize
				Serial Preferred Stock

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Baldwin Technology Company, Inc.	BLD	058264102	01/24/2008	1. Election of Directors

Ballantyne of Omaha, Inc.	BTN	058516105	05/21/2008	1. Election of Directors
				2. Approval of Non-Employee
				Director’s Restricted Stock Plan

Birner Dental Management Services	BDMS	091283200	05/10/2008	1. Election of Directors

Bsquare Corporation	BSQR	11776U300	06/04/2008	1. Election of Directors

Cardiotech International, Inc.	CTE	14160C100	10/16/2007	1. Election of Directors
				2. Approval of Employee Stock
				Purchase Plan
				3. Approval of Reincorporation from
				Massachusetts to Delaware
				4. Ratification of Independent
				Registered Public Accounting Firm

Carriage Services, Inc.	CSV	143905107	05/20/2008	1. Election of Directors

Cascade Microtech, Inc.	CSCD	147322101	05/16/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Catalyst Semicondutor, Inc.	CATS	148881105	09/25/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

CE Franklin LTD.	CFK	125151100	04/23/2008	1. Receipt and Consideration of
				Financial Statements
				2. Election of Directors
				3. Appointment of Auditors

Century Casinos, Inc	CNTY	156492100	06/16/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Charles & Colvard, Ltd.	CTHR	159765106	05/27/2008	1. Election of Directors
				2. Approval of 2008 Stock Incentive
				Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Core Molding Technologies, Inc.	CMT	218683100	05/14/2008	1. Election of Directors

Covenant Transportation Group., Inc	CVTI	11184P105	05/14/2008	1. Election of Directors

Criticare Systems, Inc.	CMD	226901106	11/27/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

CRM Holdings, Ltd.	CRMH	G2554P103	05/07/2008	1. Election of Directors
2. Direction to the Company to
Elect Director Designees for
Affiliate
3. Ratification of Independent
Registered Public Accounting Firm

CTI Group Holdings, Inc.	CTIG	126431105	05/28/2008	1. Election of Directors
2. Approval of Amendment to Stock
Incentive Plan Increasing Shares
3. Ratification of Independent
Registered Public Accounting Firm

Cyberoptics Corporation	CYBE	232517102	05/19/2008	1. Election of Directors
2. Approval of Stock Grant Plan for
Non-Employee Directors

Cybex International, Inc.	CYBI	23252E106	05/07/2008	1. Election of Directors

Ditech Networks, Inc.	DITC	25500T108	10/10/2007	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

Elixir Gaming Technologies, Inc.	EGT	28661G105	12/17/2007	1. Election of Directors
2. Approval of Issuance of Shares
3. Approval of Adjournment of
Meeting

EMAK Worldwide, Inc.	EMAK	26861V104	06/10/2008	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm
3. Approval of Amendment to 2004
Non-Employee Director Stock
Incentive Plan Increasing Shares

Emerson Radio Corp.	MSN	291087203	12/13/2007	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

Envoy Capital Group, Inc.	ECGI	29413B105	03/27/2008	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Espey Mfg. & Electronics Corp.	ESP	296650104	11/30/2007	1. Election of Directors
				2. Approval of 2007 Stock Option
				and Restricted Stock Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Evolving Systems, Inc.	EVOL	30049R100	05/10/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Far East Energy Corporation	FEEC	307325100	12/07/2007	1. Election of Directors
				2. Approval of Amendments to 2005
				Stock Incentive Plan

Five Star Quality Care, Inc.	FVE	33832D106	05/15/2008	1. Election of Directors

Flexible Solutions International, Inc.	FSI	33938T104	06/26/2008	1. Election of Directors
				2. Approval of Grant of Options to
				Officers and Directors

Flexsteel Industries, Inc.	FLXS	339382103	12/10/2007	1. Election of Directors
				2. Approval of 2007 Long-Term
				Management Incentive
				Compensation Plan

Fortune Industries, Inc.	FFI	34963X200	04/28/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Frequency Electronics, Inc.	FEIM	358010106	09/26/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

FSI International, Inc.	FSII	302633102	01/16/2008	1. Election of Directors
				2. Approval of 2008 Omnibus Stock
				Plan
				3. Approval of Amendment to
				Employees Stock Purchase Plan to
				Increase Aggregate Shares
				Reserved for Issuance
				4. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Full House Resorts, Inc.	FLL	359678109	05/29/2008	1. Election of Directors
				2. Approval of Amendment to 2006
				Incentive Compensation Plan to
				Increase Shares Reserved for
				Issuance
				3. Ratification of Independent
				Registered Public Accounting Firm

Gasco Energy, Inc.	GSX	367220100	05/15/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

General Growth Properties, Inc.	GGP	370021107	05/14/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm
				3. Approval of Shareholder Proposal
				to Declassify Board (the Fund
				voted AGAINST)

Global Traffic Network, Inc.	GNET	37947B103	02/20/2008	1. Election of Directors
				2. Approval of Reincorporation from
				Delaware to Nevada
				3. Ratification of Independent
				Registered Public Accounting Firm

Globecomm Systems Inc.	GCOM	37956X103	11/15/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Gottschalks Inc.	GOT	383485109	06/25/2008	1. Election of Directors

GP Strategies Corporation	GPX	36225V104	12/10/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm
				3. Approval of Amendment to
				Restated Certificate of
				Incorporation Increasing
				Authorized Shares

GTSI Corp.	GTSI	36238K103	04/24/2008	1. Election of Directors
				2. Approval of Employee Stock
				Purchase Plan

Hastings Entertainment, Inc.	HAST	418365102	06/04/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Hauppauge Digital, Inc.	HAUP	419311107	10/12/2007	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Hauppauge Digital, Inc.	HAUP	419131107	02/28/2008	1. Election of Directors

Hauppauge Digital, Inc.	HAUP	419131107	03/27/2008	1. Election of Directors

Health Fitness Corporation	HFIT	42217V102	05/29/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

HearUSA, Inc.	EAR	422360305	06/12/2008	1. Election of Directors

Hennessy Advisors, Inc.	HNNA	425885100	01/24/2008	1. Election of Directors

Hooper Holmes, Inc.	HH	439104100	05/29/2008	1. Election of Directors
				2. Approval of 2008 Omnibus
				Employee Incentive Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Hurco Companies, Inc.	HURC	447324104	03/13/2008	1. Election of Directors
				2. Approval of 2008 Equity
				Incentive Plan

Idearc Inc.	IAR	451663108	05/1/2008	1. Election of Directors
				2. Approval of 2008 Incentive
				Compensation Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Implant Sciences Corporation	IMX	45320R108	12/12/2007	1. Election of Directors
				2. Approval of Amendment to 2004
				Incentive and Nonqualified Stock
				Option Plan Increasing Shares

International Absorbents Inc.	IAX	45885E203	06/11/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

IRIDEX Corporation	IRIX	462684101	06/11/2008	1. Election of Directors
				2. Approval of 2008 Equity
				Incentive Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Isoray, Inc.	ISR	46489V104	02/20/2008	1. Election of Directors
				2. Approval of 2008 Employee Stock
				Option Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Iteris, Inc.	ITI	46564T107	09/21/2007	1. Election of Directors
				2. Approval of Amendment to
				Certificate of Incorporation
				Increasing Shares
				3. Approval of 2007 Omnibus
				Incentive Plan
				4. Ratification of Independent
				Registered Public Accounting Firm

John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/05/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

KMG Chemicals, Inc.	KMGB	482564101	11/27/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Kraft Foods, Inc.	KFT	50075N104	05/13/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

KSW, Inc.	KSW	48268R106	05/6/2008	1. Election of Directors
				2. Ratification of Adoption of 2007
				Stock Option Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Lifecore Biomedical, Inc.	LCBM	532187101	11/14/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

LMI Aerospace, Inc.	LMIA	502079106	05/24/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Loud Technologies Inc.	LTEC	545731200	06/30/2008	1. Election of Directors
				2. Approval of Amendment to
				Restated Articles of
				Incorporation to Allow
				Amendments by Board of Directors
				3. Approval of Amendment to
				Restated Articles of
				Incorporation to Change Name of
				Company
				4. Approval of Amendment to
				Restated Articles of
				Incorporation to Effect
				Adjustment to Common Stock to
				Reflect Reverse Stock Split
				5. Approval of Amendment to
				Restated Articles of
				Incorporation to Increase
				Authorized Shares
				6. Approval of Convertible Senior
				Subordinated Secured Promissory
				Note

Magellan Petroleum Corporation	MPET	559091301	12/06/2007	1. Election of Directors
				2. Approval of Amendment to
				Restated Certificate of
				Incorporation to Effect Reverse
				Stock Split
				3. Ratification of Independent
				Registered Public Accounting Firm

Magnetek, Inc.	MAG	559424106	11/02/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Man Sang Holdings, Inc.	MHJ	561651209	08/01/2007	1. Election of Directors
				2. Approval of 2007 Stock Optoin
				Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Memry Corporation	MRY	586263204	11/29/2007	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Metalico, Inc.	MEA	591176102	06/24/2008	1. Election of Directors
				2. Approval of Amendment and
				Restatement of Third Amended and
				Restated Certificate of
				Incorporation
				3. Ratification of Independent
				Registered Public Accounting Firm
				4. Approval of Issuance of Shares

Met-Pro Corporation	MPR	590876306	06/4/2008	1. Election of Directors
				2. Approval of Amendment to
				Articles of Incorporation to
				Increase Authorized Shares
				3. Approval of 2008 Equity
				Incentive Plan
				4. Ratification of Independent
				Registered Public Accounting Firm

MFRI, Inc.	MFRI	552721102	06/19/2008	1. Election of Directors
				2. Approval of Shareholder Proposal
				(the Fund voted AGAINST)

Micronetics, Inc.	NOIZ	595125105	10/17/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Monterey Gourmet Foods, Inc.	PSTA	612570101	06/27/2008	1. Election of Directors
				2. Approval of Amendment to 2002
				Stock Option Plan Increasing
				Shares
				3. Ratification of Independent
				Registered Public Accounting Firm

North American Galvanizing & Coatings, Inc.	NGA	65686Y109	05/2/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Napco Security Systems, Inc.	NSSC	630402105	12/04/2007	1. Election of Directors

National Dentex Corporation	NADX	63563H109	05/13/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

New Dragon Asia Corp.	NWD	64378H102	05/21/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

New Gold Inc.	NGD	644535106	06/17/2008	1. Receipt and Consideration of
				Financial Statements
				2. Election of Directors
				3. Appointment of Auditors
				4. Ratification of 2005 Stock
				Option Plan
				5. Reservation for Issuance and
				Issuance of Common Shares in
				Connection with Business
				Combination

Nicholas Financial, Inc.	NICK	65373J209	08/07/2007	1. Receipt of Financial Statements
				2. Receipt of Report of Directors
				3. Election of Directors
				4. Appointment of Auditors

NMS Communications Corporation	NMSS	629248105	05/29/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Nobility Homes, Inc.	NOBH	654892108	02/29/2008	1. Election of Directors

NovaMed, Inc.	NOVA	66986W108	05/21/2008	1. Election of Directors
				2. Approval of Amendments to
				Amended and Restated 1999 Stock
				Purchase Plan

O.I. Corporaltion	OICO	670841105	05/19/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Ophthalmic Imaging Systems	OISI	683737209	02/21/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm
				3. Approval and Adoption of
				Amendment to Amended and
				Restated Bylaws to Increase Size
				of Board

OSI Geospatial Inc.	OSIIF	67103T101	04/09/2008	1. Receipt and Consideration of
				Financial Statements
				2. Election of Directors
				3. Appointment of Auditors
				4. Fix Number of Directors

Overhill Farms, Inc.	OFI	690212105	06/03/2008	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Overland Storage, Inc.	OVRL	690310107	11/13/2007	1. Election of Directors
2. Approval of Amendment and
Restatement of 2003 Equity
Incentive Plan
3. Ratification of Independent
Registered Public Accounting Firm

Pacific Premier Bancorp, Inc.	PPBI	69478X105	05/28/2008	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

PacificNet Inc.	PACR	69511V207	10/17/2007	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

Paincare Holdings, Inc.	PRZ	69562E104	10/26/2007	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

PDG Environmental, Inc.	PDGE	693283103	11/06/2007	1. Election of Directors
2. Approval of Amendment to
Incentive Stock Option Plan
Increasing Shares
3. Ratification of Independent
Registered Public Accounting Firm

Perceptron, Inc.	PRCP	71361F100	11/12/2007	1. Election of Directors

Perma-Fix Environmental Services, Inc.	PESI	714157104	08/02/2007	1. Election of Directors
2. Ratification of Independent
Registered Public Accounting Firm

Petro Resources Corporation	PRC	71646K106	06/05/2008	1. Election of Directors
2. Approval of Adjournment
3. Ratification of Independent
Registered Public Accounting Firm

Pharsight Corporation	PHST	71721Q101	08/04/2007	1. Election of Directors
2. Approval of Amendments to
Amended and Restated Certificate
of Incorporation
3. Ratification of Independent
Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

PHC, Inc.	PHC	693315103	12/19/2007	1. Election of Directors
				2. Approval of Amendment to 2003
				Stock Purchase and Option Plan
				Increasing Shares
				3. Ratification of Independent
				Registered Public Accounting Firm

Proliance International, Inc.	PLI	74340R104	05/08/2008	1. Election of Directors
				3. Ratification of Independent
				Registered Public Accounting Firm

Ramtron International Corporation	RMTR	751907304	05/22/2008	1. Election of Directors
				Ratification of Independent
				Registered Public Accounting Firm

RCM Technologies, Inc.	RCMT	749360400	06/12/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Red Lion Hotels Corporation	RLH	756764106	05/22/2008	1. Election of Directors
				2. Approval of 2008 Employee Stock
				Purchase Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Relm Wireless Corporation	RWC	759525108	05/21/2008	1. Election of Directors

Rentrak Corporation	RENT	760174102	08/23/2007	1. Election of Directors
				2. Hear Reports from Various
				Officers

RF Monolithics, Inc.	RFMI	74955F106	01/16/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Rimage Corporation	RIMG	766721104	05/14/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Rockwell Medical Technologies, Inc.	RMTI	774374102	05/23/2008	1. Election of Directors
				2. Approval of Amendment to
				Articles of Incorporation
				Increasing Authorized Common
				Shares
				3. Approval of Amendment to 2007
				Long Term Incentive Plan to
				Increase Common Shares Available
				for Grant

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Schmitt Industries, Inc.	SMIT	806870200	10/05/2007	1. Election of Directors

Shoe Pavilion, Inc.	SHOE	824894109	05/30/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Silverleaf Resorts, Inc.	SVLF	828395103	05/08/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

SM&A	WINS	78465D105	05/23/2008	1. Election of Directors
				2. Approval of Amendment to Amended
				and Restated Employee Stock
				Purchase Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Socket Communications, Inc.	SCKT	833672108	04/23/2008	1. Election of Directors
				2. Approval of Amendment to
				Certificate of Incorporation to
				Change Name
				3. Approval of Amendment to
				Certificate of Incorporation to
				Effect Reverse Stock Split
				4. Ratification of Independent
				Registered Public Accounting Firm

Sorl Auto Parts, Inc.	SORL	78461U101	09/24/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Span-America Medical Systems, Inc.	SPAN	846396109	02/07/2008	1. Election of Directors

Sparton Corporation	SPA	847235108	10/24/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Spectrum Control, Inc.	SPEC	847615101	04/07/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Sport Supply Group, Inc.	RBI	84916A104	11/30/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Stockgroup Information Systems Inc.	SWEB	861273100	06/16/2008	1. Election of Directors
				2. Approval of Amendment and
				Restatement of Stock Option Plan
				3. Approval of Amendment to
				Articles of Incorporation to
				Change Name
				4. Ratification of Independent
				Registered Public Accounting Firm

Tandy Brands	TBAC	875378101	10/29/2007	1. Election of Directors
				2. Approval of Shareholder Proposal
				to Declassify Board (the Fund
				voted AGAINST)
				3. Ratification of Independent
				Registered Public Accounting Firm

TechTeam Global, Inc.	TEAM	878311109	05/21/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Telecommunication Systems, Inc.	TSYS	87929J103	06/12/2008	1. Election of Directors

Teton Energy Corporation	TEC	881628101	04/24/2008	1. Election of Directors

TGC Industries, Inc.	TGE	872417308	06/03/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

The Goldfield Corporation	GV	381370105	05/29/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

The Management Network Group, Inc	TMNG	561693102	06/12/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

TII Network Technologies, Inc.	TII	872479209	05/22/2008	1. Election of Directors
				2. Approval of 2008 Equity
				Compensation Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Tor Minerals International, Inc.	TORM	890878101	05/23/2008	1. Election of Directors
				2. Approval of Amendment to 2000
				Incentive Plan Increasing Shares
				3. Ratification of Independent
				Registered Public Accounting Firm

TurboSonic Technologies, Inc.	TSTA	900010109	12/11/2007	1. Election of Directors
				2. Approval of 2008 Stock Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Txco Resources, Inc.	TXCO	87311M102	05/30/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm
				3. Approval of Amendment to 2005
				Stock Incentive Plan
				4. Approval of Adoption of
				Overriding Royalty Purchase Plan

U.S. Home Systems, Inc.	USHS	90335C100	06/12/2008	1. Election of Directors

United Parcel Service, Inc.	UPS	911312106	05/8/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Universal Power Group, Inc.	UPG	913788105	06/10/2008	1. Election of Directors
				2. Approval of Amendments to 2006
				Stock Option Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Universal Stainless & Alloy Products, Inc	USAP	913837100	05/21/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Uranium Resources, Inc.	URRE	916901507	06/04/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Veri-Tek International, Corp.	VCC	92342X101	04/28/2008	1. Approval of Amendment to
				Articles of Incorporation to
				Change Name

Veri-Tek International, Corp.	VCC	92342X101	05/21/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Versant Corporation	VSNT	925284309	04/24/2008	1. Election of Directors
				2. Approval of Amendment to 2005
				Directors Stock Option Plan to
				Increase Shares Authorized for
				Issuance
				3. Ratification of Independent
				Registered Public Accounting Firm

Versar, Inc.	VSR	925297103	11/14/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Vignette Corporation	VGN	926734401	05/23/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Vista Gold Corp	VGZ	927926303	05/05/2008	1. Election of Directors
				2. Receipt of Annual Report
				3. Appointment of Independent
				Registered Public Accounting Firm

Vivus, Inc.	VVUS	928551100	06/13/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Wave Systems Corp.	WAVX	943526301	06/09/2008	1. Election of Directors

White Electronic Designs Corporation	WEDC	963801105	03/06/2008	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

Willdan Group, Inc.	WLDN	96924N100	06/09/2008	1. Election of Directors
				2. Approval of 2008 Performance
				Incentive Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Williams Controls, Inc.	WMCO	969465608	02/27/2008	1. Election of Directors
				2. Approval of Amendment to 1995
				Stock Option Plan for
				Non-Employee Directors to
				Increase Authorized Shares
				3. Approval of Amendment to
				Restated 1993 Stock Option Plan
				to Increase Authorized Shares

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Wonder Auto Technology, Inc.	WATG	978166106	06/20/2008	1. Election of Directors
				2. Approval of 2008 Equity
				Incentive Plan
				3. Ratification of Independent
				Registered Public Accounting Firm

Zareba Systems, Inc.	ZRBA	989131107	10/30/2007	1. Election of Directors
				2. Ratification of Independent
				Registered Public Accounting Firm

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 28, 2008.

PERRITT FUNDS, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)